Digital Currencies	12 Months Ended
Mar. 31, 2022
Disclosure of Digital Currencies [Abstract]
Digital Currencies [Text Block]

10. Digital Currencies

As at March 31, 2022, the Company's digital currencies consisted of the below, with a fair value of $170,000,412 (March 31, 2021 - $57,499,720). Digital currencies are recorded at their fair value on the date they are received as income from digital currency mining and are revalued to their current market value less costs to sell at each reporting date.

The Company's holdings of digital currencies consist of the following:

	March 31, 2022	March 31, 2021
Bitcoin	$117,669,390	$18,858,987
Ethereum	52,301,707	38,640,733
Ethereum Classic	29,315	-
Total	$170,000,412	$57,499,720

The continuity of digital currencies was as follows:

Bitcoin	Amount	Number of coins
Digital assets, March 31, 2020	$867,430	135
Digital currency mined	13,729,050	595
Digital currency sold	(5,040,223)	(407)
Revaluation adjustment	9,302,730	-
Digital assets, March 31, 2021	18,858,987	322
Digital currency mined	109,289,154	2,368
Digital currency sold	(3,134,857)	(94)
Revaluation adjustment	(7,343,894)	-
Digital currencies, March 31, 2022	$117,669,390	2,596

Ethereum	Amount	Number of coins
Digital assets, March 31, 2020	$2,364,150	17,697
Digital currency mined	52,407,332	96,333
Digital assets received	1,026,806	632
Digital currency sold	(32,600,918)	(94,620)
Revaluation adjustment	15,443,363	-
Digital assets, March 31, 2021	38,640,733	20,041
Digital currency mined	97,854,252	31,840
Digital currency sold	(103,791,716)	(35,716)
Revaluation adjustment	19,598,438	-
Digital currencies, March 31, 2022	$52,301,707	16,165

Ethereum Classic	Amount	Number of coins
Digital assets, March 31, 2020	$223,994	45,251
Digital currency mined	561,542	88,689
Digital assets received	(664)	(6)
Digital currency sold	(764,617)	(133,935)
Revaluation adjustment	(20,255)	-
Digital assets, March 31, 2021	-	-
Digital currency mined	2,465,241	50,853
Digital assets received	751	-
Digital currency sold	(2,461,250)	(50,228)
Revaluation adjustment	24,573	-
Digital currencies, March 31, 2022	$29,315	625

During the year ended March 31, 2022 the Company sold digital currencies for proceeds totalling $117,217,872 (March 31, 2021 - $46,435,625) with a cost of $110,127,728 (March 31, 2021 - $38,437,132), and recorded a gain on sale of $7,090,144 (March 31, 2021 - gain of $7,998,493).